Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2020
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.     Summary of Significant Accounting Policies

(a)   Use of estimates

The preparation of financial statements in conformity with the accounting principles generally accepted in the United States of America (“US GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet dates and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Group’s consolidated financial statements include, but not limited to allowance for credit loss, economic lives and impairment of long-lived assets, valuation of short-term and long-term investments, valuation allowance for deferred tax assets, uncertain tax position, valuation for share-based compensation, liability component of convertible bonds and incremental borrowing rates for operating lease liabilities. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

(b)   Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, receivables from online payment platforms, short-term investments and held-to-maturity debt securities. As of December 31, 2019 and September 30, 2020, all of the Group’s cash and cash equivalents, restricted cash, short-term investments and held-to-maturity debt securities were held at reputable financial institutions with high-credit ratings. In the event of bankruptcy of one of these financial institutions, the Group may not be able to claim its cash and demand deposits back in full. The Group continues to monitor the financial strength of the financial institutions and there has been no recent history of default in relation to these financial institutions. Receivables from online payment platforms including amounts due from related parties (Note 11), unsecured and denominated in RMB, are derived from merchandise sales on the Group’s online marketplace to consumers, and exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on the selected online payment platforms that are highly reputable and market leaders. There has been no default of payments from these online payment platforms.

(c)   Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements have been prepared in conformity with US GAAP and applicable rules and regulations of the Securities and Exchange Commission regarding financial reporting and include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operation results. Certain information and footnote disclosures normally included in financial statements prepared in conformity with US GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the Group's audited consolidated financial statements as of and for the years ended December 31, 2018 and 2019.

(d)   Convenience translation

Amounts in US$ are presented for the convenience of the reader and are translated at the noon buying rate of US$1.00 to RMB6.7896 on September 30, 2020, the last business day in September 2020, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

2.     Summary of Significant Accounting Policies (Continued)

(e)   Revenue recognition

The Group through its platform primarily offers online marketplace services that enable third-party merchants to sell their products to consumers in China. Revenues from marketplace services consist of online marketing services revenue and transaction services fees. Payments for services are generally received before deliveries.

Revenues are recognized when control of the promised services are transferred to the Group’s customers in amounts that reflect the consideration the Group expects to be entitled to in exchange for those services. The Group also evaluates whether it is appropriate to record the gross amounts of goods and services sold and the related costs, or the net amounts earned as commissions.

The Group presents value added taxes (“VAT”) as reductions of revenues.

Online marketplace services

The Group charges fees for transaction services to merchants for sales transactions completed on the Group’s online marketplace, where the Group does not take control of the products provided by the merchants at any point in the time during the transactions and does not have latitude over pricing of the merchandise. Transaction services fee is determined as a percentage based on the value of merchandise being sold by the merchants. Revenues related to transaction services are recognized in the unaudited interim condensed consolidated statements of comprehensive loss at the time when the Group’s service obligations to the merchants are determined to have been completed under each sales transaction upon the consumers confirming the receipts of goods. Fees charged for transaction services are not refundable if and when consumers return the merchandise to merchants.

The Group also entered into contractual agreements with certain merchants to provide online marketing services on the Group’s online marketplace for which the Group receives service fees from merchants. Online marketing services mainly allow merchants to bid for keywords that match product listings appearing in search or browser results on the Group’s online marketplace. Merchants prepay for online marketing services that are charged on a cost-per-click basis. Under ASC 606, the related revenues are recognized at a point of time when consumers click the merchants’ product listings when services are completed by the Group for the merchants. The positioning of such listings and the price for such positioning are determined through an online auction system, which facilitates price discovery through a market-based mechanism.

In order to promote its online marketplace and attract more registered consumers, the Group at its own discretion offers incentives such as coupons, credits and discounts to consumers. Consumers are not customers of the Group, therefore incentives offered to consumers are not considered payments to customers. Coupons and credits redeemable for coupons can only be used in future purchases of eligible merchandise offered on the Group’s online marketplace to reduce purchase price that are not specific to any merchant. As the consumers are required to make future purchases of the merchants’ merchandise to redeem these coupons, the Group recognizes the amounts of redeemed coupons as marketing expenses when future purchases are made. Discounts provided to consumers are not specific to any merchant and the associated costs to the Group are recognized as marketing expenses when the related transaction services revenues are recognized.

2.     Summary of Significant Accounting Policies (Continued)

(e)   Revenue recognition (Continued)

During the nine months periods ended September 30, 2019 and 2020, the Group also issued to consumers at its discretion, cash redeemable credits upon their completion of certain actions unrelated to the purchases of merchant products on the Group’s online marketplace. As the credits were redeemable for cash, the Group accrued for the related costs in marketing expenses based on the cash redemption value of each credit as it is issued, assuming all credits will be redeemed. As of December 31, 2019 and September 30, 2020, the amount of outstanding credits was immaterial.

(f)   Advertising expenditures

Advertising expenditures are expensed when incurred and are included in sales and marketing expenses. Total amounts of advertising expenditures and incentive programs recognized in sales and marketing expenses were RMB16,985,999 and RMB25,213,427 (US$3,713,536) for the nine months ended September 30, 2019 and 2020, respectively.

(g)  Credit loss

On January 1, 2020, the Group adopted Accounting Standards Update No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, using the modified retrospective transition method. Upon adoption, the Group changed the impairment model to utilize a forward-looking current expected credit losses (CECL) model in place of the incurred loss methodology for financial instruments measured at amortized cost, including the short-term investments and other non-current assets categorized as “held to maturity” and payments made on behalf of merchants. CECL estimates are recorded as general and administrative expenses in the unaudited interim condensed consolidated statements of comprehensive loss. The cumulative effect adjustment from adoption as of January 1, 2020 was immaterial. As a result of the adoption of the Topic 326, the Group’s allowance for credit losses as of September 30, 2020 reflects the best estimation of the expected future losses for its financial instruments measured at amortized cost, based on the current economic conditions; however, as a result of the uncertainty caused by the coronavirus (COVID-19) pandemic and other factors, these estimates may change and future actual losses may differ from the estimates. The Group will continue to monitor economic conditions and will revise the estimates of the expected future losses for financial instruments measured at amortized cost as necessary.

(h)  Investment in convertible bonds

The financial instruments guidance in ASC 825-10 permits reporting entities to apply the fair value option on an instrument-by-instrument basis. Therefore, a reporting entity can elect the fair value option for certain instruments but not others within a group of similar instruments. The Group has elected the fair value option for certain investments including convertible bonds subscribed. The fair value option permits the irrevocable election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option are carried at fair value with realized and unrealized gains or losses recorded in the condensed consolidated statements of comprehensive loss.

2.     Summary of Significant Accounting Policies (Continued)

(i)   Segment reporting

The Group follows ASC 280, Segment Reporting. The Group’s Chief Executive Officer as the chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Group as a whole and hence, the Group has only one reportable segment. The Group operates and manages its business as a single segment. As the Group’s long-lived assets are substantially all located in the PRC and substantially all the Group revenues are derived from within the PRC, no geographical segments are presented.

(j)   Recent accounting pronouncements

In June 2020, the FASB issued Accounting Standards Update (“ASU”) 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). For convertible instruments, the new guidance simplifies an issuer’s accounting for convertible instruments by eliminating two of the three models in ASC 470-20 that require separate accounting for embedded conversion features. As a result, more convertible instruments will be reported as single units of account. This standard is effective for the Company beginning January 1, 2022 including interim periods within the fiscal year. Early adoption is permitted. The Company is still evaluating the impact on its consolidated financial statements.